Salaries and other employee expenses - Schedule of fair value of shares granted and total expenses (Details) - Restricted Stock Units - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of share-based payment arrangements [Line Items]
Outstanding at beginning	$ 2,824	$ 1,614	$ 666
Granted		7,236	4,593
Provision		1,600	1,241
Forfeited	24	22	5
Compensation cost	(2,014)	(4,404)	(2,399)
Outstanding at end	786	2,824	1,614
Executives
Disclosure of share-based payment arrangements [Line Items]
Outstanding at beginning	1,359	1,065	666
Granted		3,536	2,523
Provision		884	641
Forfeited	0	0	0
Compensation cost	(983)	(2,358)	(1,483)
Outstanding at end	376	1,359	1,065
Employees
Disclosure of share-based payment arrangements [Line Items]
Outstanding at beginning	1,465	549	0
Granted		3,700	2,070
Provision		716	600
Forfeited	24	22	5
Compensation cost	(1,031)	(2,046)	(916)
Outstanding at end	$ 410	$ 1,465	$ 549